DIGIMINE PREFERRED STOCK EXCHANGE AGREEMENT	12 Months Ended
Jun. 30, 2020
DIGIMINE PREFERRED STOCK EXCHANGE AGREEMENT
14. DIGIMINE PREFERRED STOCK EXCHANGE AGREEMENT

In April 2018, the Company acquired the digital currency mining operations of digiMine LLC (“digiMine”) through two Asset Purchase Agreements (the “digiMine Acquisition”) in a transaction recorded as a business combination. A total of 36,667 Series B preferred shares were issued to digiMine.The Company also entered into separate Security and Pledge Agreements, securing its obligations to digiMine under the Asset Purchase Agreements.Pursuant to the digiMine Acquisition, digiMine had the right (the “Put-Back Right”) to require that the Company redeem for cash any of Seller’s then-outstanding Shares at a defined redemption

On May 21, 2019, the Company and digiMine entered into an Exchange Agreement (the “Preferred Stock Exchange Agreement”) pursuant to which digiMine agreed to surrender the remaining 20,000 shares of the Company’s Series B preferred stock held by it and terminate its rights under the Security and Pledge Agreements in exchange for 10,000,000 shares (“Exchange Shares”) of the Company’s common stock, which were to be issued in ten tranches of 1,000,000 shares each beginning ten trading days after the date of the Exchange Agreement and each ten trading days thereafter.The Company identified a derivative liability associated with the obligation to issue the common shares recorded initially at $1,650,000 and recorded a loss on the Series B preferred stock exchange of $1,650,000 in the year ended June 30, 2019.

With the sale of the 16,666 shares of Series B preferred stock by digiMine in April and May of 2019 and with the completion of the Exchange Agreement, the Put-Back Rights in connection with the Asset Purchase Agreements have been eliminated and the associated derivative liability settled.During the year ended June 30, 2020, a total of 8,000,000 shares of the Company’s common stock valued at $479,800 were issued and during the year ended June 30, 2019, a total of 2,000,000 shares of the Company’s common stock valued at $285,000 were issued.As a result, the Preferred Stock Exchange Agreement was extinguished, and the associated derivative liability settled.